PURCHASE OF PRANA THERAPUETICS, INC. (Narrative) (Details) - USD ($)	Jul. 14, 2017	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	May 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Investments in non-marketable equity securities							$ 205,275		$ 593,750
Closing price per share					$ 0.56			$ 1.59
Prana [Member]
Business Acquisition [Line Items]
Common shares received in exchange for future consulting services and use of our intellectual property	5,730,000
Fair market value of common stock	$ 5,070,500
Closing price per share	$ 0.85
Shares issued in acquisition	400,000
Shares issued in acquisition, value	$ 200,000
Prana [Member] | Subscription Agreement [Member]
Business Acquisition [Line Items]
Shares of investment owned	400,000
Investments in non-marketable equity securities	$ 200,000			$ 50,000
Prana [Member] | Subscription Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Investments in non-marketable equity securities		$ 50,000	$ 50,000